AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2021

(unaudited)

Shares	Common Stocks (99.0%)	Value	(a)
	Communication Services (1.5%)
	Computer Software (0.8%)
119,980	Rackspace Technology, Inc.+	$ 1,706,116

	Theaters (0.7%)
16,899	Live Nation Entertainment, Inc.+	1,540,006
	Total Communication Services	3,246,122

	Consumer Discretionary (13.6%)
	Auto/Truck Parts & Equipment - Original (1.2%)
17,177	Aptiv PLC+	2,558,858

	Casinos & Gaming (1.6%)
30,666	Caesars Entertainment, Inc.+	3,443,178

	Distribution/Wholesale (2.2%)
83,518	Leslie's, Inc.+	1,715,460
58,562	LKQ Corp.+	2,946,840
		4,662,300
	Funeral Service & Related Items (1.0%)
36,358	Service Corp. International	2,190,933

	Racetracks (2.1%)
19,052	Churchill Downs, Inc.	4,574,004

	Recreational Centers (1.0%)
28,753	Planet Fitness, Inc.+	2,258,548

	Retail - Misc/Diversified (0.8%)
28,205	Bath & Body Works, Inc.	1,777,761

	Rubber - Tires (1.3%)
158,160	The Goodyear Tire & Rubber Co.+	2,799,432

	Schools (0.9%)
13,555	Bright Horizons Family Solutions, Inc.+	1,889,838

	Toys (1.5%)
171,614	Mattel, Inc.+	3,185,156
	Total Consumer Discretionary	29,340,008

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Shares	Common Stocks (continued)	Value	(a)
	Consumer Staples (2.7%)
	Brewery (0.8%)
38,340	Molson Coors Beverage Co.	$ 1,778,209

	Food - Wholesale/Distributors (1.9%)
55,545	Performance Food Group Co.+	2,580,621
43,795	US Foods Holding Corp.+	1,517,935
		4,098,556
	Total Consumer Staples	5,876,765

	Energy (1.1%)
	Oil - Field Services (1.1%)
104,756	ChampionX Corp.+	2,342,344

	Financials (17.2%)
	Finance - Auto Loans (2.7%)
115,697	Ally Financial, Inc.	5,906,332

	Finance - Consumer Loans (1.4%)
60,823	Synchrony Financial	2,973,028

	Finance - Credit Card (1.6%)
27,859	Discover Financial Services	3,422,478

	Finance - Investment Banker/Broker (3.1%)
42,279	LPL Financial Holdings, Inc.	6,627,656

	Finance - Other Services (2.1%)
23,015	Nasdaq, Inc.	4,442,355

	Insurance Brokers (3.4%)
27,424	Arthur J Gallagher & Co.	4,076,578
59,097	Brown & Brown, Inc.	3,276,929
		7,353,507
	Real Estate Management/Service (1.2%)
144,704	Cushman & Wakefield PLC+	2,692,941

	Real Estate Operator/Developer (1.1%)
26,557	The Howard Hughes Corp.+	2,331,970

	REITS - Diversified (0.6%)
48,332	VICI Properties, Inc.	1,373,112
	Total Financials	37,123,379

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Shares	Common Stocks (continued)	Value	(a)
	Healthcare (14.8%)
	Diagnostic Equipment (2.1%)
109,916	Avantor, Inc.+	$ 4,495,564

	Disposable Medical Products (1.8%)
10,259	Teleflex, Inc.	3,863,026

	Medical Laboratories & Testing Services (4.4%)
32,020	Catalent, Inc.+	4,260,901
22,084	IQVIA Holdings, Inc.+	5,290,001
		9,550,902
	Medical Products (1.9%)
28,890	Zimmer Biomet Holdings, Inc.	4,228,340

	Medical - Biomedical/Gene (1.3%)
3,652	Bio-Rad Laboratories, Inc.+	2,724,209

	Medical - Hospitals (1.2%)
10,744	HCA Healthcare, Inc.	2,607,784

	Medical - Wholesale Drug Distribution (0.9%)
82,754	AdaptHealth Corp.+	1,927,341

	Veterinary Diagnostics (1.2%)
83,751	Elanco Animal Health, Inc.+	2,670,819
	Total Healthcare	32,067,985

	Industrials (20.4%)
	Aerospace/Defense - Equipment (1.1%)
5,366	Teledyne Technologies, Inc.+	2,305,126

	Building & Construction Products - Miscellaneous (1.9%)
64,141	The AZEK Co., Inc.+	2,343,071
35,510	Builders FirstSource, Inc.+	1,837,287
		4,180,358

	Building Products - Air & Heating (0.8%)
31,855	Carrier Global Corp.	1,648,815

	Commercial Services - Finance (1.9%)
35,498	TransUnion	3,986,780

	Computer Services (0.8%)
18,825	Leidos Holdings, Inc.	1,809,647

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Shares	Common Stocks (continued)	Value	(a)
	Industrials (continued)
	Consulting Services (1.3%)
14,321	Verisk Analytics, Inc.	$ 2,868,067

	Distribution/Wholesale (0.8%)
67,651	Resideo Technologies, Inc.+	1,677,068

	Electric - Integrated (1.1%)
62,872	Evoqua Water Technologies Corp.+	2,361,472

	Electric Products - Miscellaneous (2.3%)
12,296	AMETEK, Inc.	1,524,827
30,529	WESCO International, Inc.+	3,520,604
		5,045,431
	Enterprise Software/Services (1.2%)
119,718	Clarivate PLC+	2,621,824

	Machinery - Electric Utility (1.9%)
169,552	Vertiv Holdings Co.	4,084,508

	Machinery - Pumps (1.8%)
31,536	Xylem, Inc.	3,900,372

	Non-Hazardous Waste Disposal (0.9%)
16,320	Republic Services, Inc.	1,959,379

	Tools - Hand Held (0.7%)
9,023	Stanley Black & Decker, Inc.	1,581,822

	Waste Management (1.9%)
108,095	GFL Environmental, Inc.	4,015,729
	Total Industrials	44,046,398

	Information Technology (21.2%)
	Applications Software (2.2%)
69,567	SS&C Technologies Holdings, Inc.	4,827,950

	Commercial Services - Finance (1.6%)
12,656	Global Payments, Inc.	1,994,332
20,074	Shift4 Payments, Inc.+	1,556,136
		3,550,468
	Consulting Services (1.5%)
10,719	Gartner, Inc.+	3,257,290

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Shares	Common Stocks (continued)	Value	(a)
	Information Technology (continued)
	Data Processing/Management (1.2%)
15,165	Broadridge Financial Solutions, Inc.	$ 2,527,096

	Electronic Components - Semiconductors (3.5%)
54,451	Marvell Technology, Inc.	3,283,940
36,312	ON Semiconductor Corp.+	1,662,000
15,078	Qorvo, Inc.+	2,520,891
		7,466,831
	Electronic Measurement Instruments (1.7%)
22,878	Keysight Technologies, Inc.+	3,758,627

	Internet Security (1.1%)
5,078	Palo Alto Networks, Inc.+	2,432,362

	Office Automation & Equipment (3.3%)
20,171	CDW Corp.	3,671,525
6,881	Zebra Technologies Corp.+	3,546,605
		7,218,130
	Semiconductor Equipment (1.1%)
19,348	Entegris, Inc.	2,435,913

	Telecommunication Equipment (0.7%)
106,855	CommScope Holding Co., Inc.+	1,452,159

	Transactional Software (1.3%)
38,090	Black Knight, Inc.+	2,742,480

	Wireless Equipment (2.0%)
18,171	Motorola Solutions, Inc.	4,221,487
	Total Information Technology	45,890,793

	Materials (5.4%)
	Chemicals - Specialty (1.1%)
157,106	Diversey Holdings Ltd.+	2,519,980

	Containers - Metal/Glass (3.3%)
49,508	Ball Corp.	4,454,235
26,344	Crown Holdings, Inc.	2,654,948
		7,109,183
	Containers - Paper/Plastic (1.0%)
35,303	Berry Global Group, Inc.+	2,149,247
	Total Materials	11,778,410

	Utilities (1.1%)
	Water (1.1%)
13,973	American Water Works Co., Inc.	2,361,996
	Total Common Stocks (cost $138,305,141)	214,074,200

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Shares	Short-Term Investment (3.7%)	Market Value	(a)
8,073,669	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $8,073,669)	$ 8,073,669

Total Investments (cost $146,378,810 - note b)	102.7%	222,147,869
Other assets less liabilities	(2.7)	(5,872,984)
Net Assets	100.0%	$ 216,274,885

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

Portfolio Distribution	Percent of Common Stocks
Aerospace/Defense - Equipment	1.1%
Applications Software	2.3
Auto/Truck Parts & Equipment - Original	1.2
Brewery	0.8
Building & Construction Products - Miscellaneous	1.9
Building Products - Air & Heating	0.8
Casinos & Gaming	1.6
Chemicals - Specialty	1.2
Commercial Services - Finance	3.5
Computer Services	0.8
Computer Software	0.8
Consulting Services	2.9
Containers - Metal/Glass	3.3
Containers - Paper/Plastic	1.0
Data Processing/Management	1.2
Diagnostic Equipment	2.1
Disposable Medical Products	1.8
Distribution/Wholesale	3.0
Electric - Integrated	1.1
Electric Products - Miscellaneous	2.4
Electronic Components - Semiconductors	3.5
Electronic Measurement Instruments	1.8
Enterprise Software/Services	1.2
Finance - Auto Loans	2.8
Finance - Consumer Loans	1.4
Finance - Credit Card	1.6
Finance - Investment Banker/Broker	3.1
Finance - Other Services	2.1
Food - Wholesale/Distributors	1.9
Funeral Service & Related Items	1.0
Insurance Brokers	3.4
Internet Security	1.1

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2021

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Machinery - Electric Utility	1.9
Machinery - Pumps	1.8
Medical - Biomedical/Gene	1.3
Medical - Hospitals	1.2
Medical - Wholesale Drug Distribution	0.9
Medical Laboratories & Testing Services	4.5
Medical Products	2.0
Non-Hazardous Waste Disposal	0.9
Office Automation & Equipment	3.4
Oil - Field Services	1.1
Racetracks	2.1
Real Estate Management/Service	1.3
Real Estate Operator/Developer	1.1
Recreational Centers	1.0
REITS - Diversified	0.6
Retail - Misc/Diversified	0.8
Rubber - Tires	1.3
Schools	0.9
Semiconductor Equipment	1.1
Telecommunication Equipment	0.7
Theaters	0.7
Tools - Hand Held	0.7
Toys	1.5
Transactional Software	1.3
Veterinary Diagnostics	1.2
Waste Management	1.9
Water	1.1
Wireless Equipment	2.0
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2021

(unaudited)

(a)                 Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)                At September 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $147,235,622 amounted to $74,912,247, which consisted of aggregate gross unrealized appreciation of $78,721,754 and aggregate gross unrealized depreciation of $3,809,507.

(c)                 Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2021:

Valuation Inputs+	Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$222,147,869
Level 2 – Other Significant Observable Inputs:	—
Level 3 – Significant Unobservable Inputs	—
Total	$222,147,869
+ See schedule of investments for a detailed listing of securities.

(d)       Subsequent Event: On October 1, 2021, Three Peaks Capital Management, LLC will no longer serve as Sub-Adviser to the Fund. Aquila Investment Management will remain as the Fund's Investment Adviser. No Material changes to the Fund's investment objective, principal investment strategies, fees or expenses are currently anticipated in connection with the change. Effective October 1, 2021, the Fund was renamed Aquila Opportunity Growth Fund.